Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common shares, par value	$ 0.0001
Common shares, shares authorized	555,000,000
Common stock, shares issued	33,980,753
Common stock, shares outstanding	33,980,753
Seamless Group Inc [Member]
Common shares, par value	$ 0.001	$ 0.001
Common shares, shares authorized	58,030,000	58,030,000
Common stock, shares issued	58,030,000	58,030,000
Common stock, shares outstanding	58,030,000	58,030,000
InFint Acquisition Corporation [Member]
Class A ordinary shares subject to possible redemption, shares	7,408,425	19,999,880
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
InFint Acquisition Corporation [Member] | Common Class A [Member]
Class A ordinary shares subject to possible redemption, shares	7,408,425	19,999,880
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
InFint Acquisition Corporation [Member] | Common Class B [Member]
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common stock, shares issued	5,833,083	5,833,083
Common stock, shares outstanding	5,833,083	5,833,083